Borrowing And Financing By Type - Additional Information (Detail) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Receivables [Line Items]
Collateralized claims	R$ 3,462,543
Restructuring I	14,696,036
Debentures (I)	8,428,455
Subtotal	18,419,207
Incurred debt issuance cost	(2,414)
Fair value adjustment (*)	(9,379,052)
Total	9,037,741
Current	298,816	R$ 54,251	R$ 54,915
Non-current	8,738,925
BNDES [Member]
Receivables [Line Items]
Collateralized claims	R$ 3,462,543
Contractual Maturity Start Date	Mar. 31, 2024
Contractual Maturity End Date	Feb. 28, 2033
Interest Rate Description	Monthly
Debentures [Member]
Receivables [Line Items]
Debentures (I)	R$ 6,622,265
Contractual Maturity Start Date	Aug. 31, 2023
Contractual Maturity End Date	Feb. 28, 2035
Interest Rate Description	Semiannual
Other
Receivables [Line Items]
Debentures (I)	R$ 1,806,190
Contractual Maturity Start Date	Aug. 31, 2023
Contractual Maturity End Date	Feb. 28, 2035
Interest Rate Description	Semiannual
Local Currency Financial Institution [Member]
Receivables [Line Items]
Foreign currency	R$ 53,594
Contractual Maturity Start Date	Jan. 31, 2019
Contractual Maturity End Date	Dec. 31, 2033
Interest Rate Description	Monthly
Local Currency [Member]
Receivables [Line Items]
Foreign currency	R$ 207,034
Contractual Maturity Start Date	Feb. 28, 2038
Contractual Maturity End Date	Feb. 28, 2042
Interest Rate Description	Single installment
Foreign Currency [Member]
Receivables [Line Items]
Foreign currency	R$ 6,267,581
Overall Offer [Member]
Receivables [Line Items]
Foreign currency	R$ 207,034